Derivative Liability and Fair Value Measurements (Details 1)	12 Months Ended
Aug. 31, 2020 USD ($)
Notes to Financial Statements
Balance at beginning	$ 0
Transfers in due to issuance of convertible promissory notes	1,468,704
Transfers out due to conversions of convertible promissory notes	(449,389)
Transfers out due to conversions of convertible promissory notes	(231,632)
Mark to market	787,683
Balance at end	1,125,803
Loss on change in derivative liability	$ 338,120